Significant Accounting Estimates, Assumptions and Judgments	9 Months Ended
Jun. 30, 2026
Significant Accounting Estimates, Assumptions and Judgments [abstract]
Significant Accounting Estimates, Assumptions and Judgments

4. SIGNIFICANT ACCOUNTING ESTIMATES, ASSUMPTIONS AND JUDGMENTS

The preparation of Birkenstock’s consolidated financial statements in accordance with IFRS Accounting Standards ("IFRS") requires management to make estimates and judgments in applying the Company’s accounting policies that affect the reported amounts and disclosures made in the interim condensed consolidated financial statements and accompanying notes. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. The estimates and underlying assumptions are subject to continuous review.

In preparing the interim condensed consolidated financial statements, no significant changes in accounting estimates, assumptions and judgments have occurred compared to the significant accounting judgments, estimates and assumptions discussed in the consolidated financial statements as of and for the fiscal year ended September 30, 2025.